Subsequent Events	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

NOTE 24 – SUBSEQUENT EVENTS

In January 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2019 of $0.30 per unit. The distribution was payable on February 13, 2020 to all unitholders of common units and general partner units of record as of February 11, 2020. The aggregate amount of the declared distribution was $3,366.